Financial Instruments - Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) index	Dec. 31, 2021 GBP (£) index
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 8,560	£ 7,717
Liabilities at fair value	(1,754)	(1,580)
Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 30	£ 45
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 4	£ 6
Unfavourable changes	£ (4)	£ (6)
Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 4	£ 6
Unfavourable changes	(4)	(6)
Equity contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Liabilities at fair value	£ (8)	£ (30)
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 2
Unfavourable changes	£ (1)	£ (2)
Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 3
Unfavourable changes	£ (3)	£ (3)
Weighted average | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.53%	2.56%
Weighted average | Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	483
Weighted average | Equity contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.92%)	2.39%
Weighted average | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	491	469
Minimum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Minimum | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Maximum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Other financial assets at FVTPL | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 28	£ 48
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 2
Unfavourable changes	(1)	(2)
Other financial assets at FVTPL | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 17	£ 26
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Other financial assets at FVTPL | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 70	£ 91
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Other financial assets at FVTPL | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 4
Unfavourable changes	£ (3)	£ (4)
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	1.39%	2.68%
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.98%	0.50%
Other financial assets at FVTPL | Weighted average | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.53%	2.56%
Other financial assets at FVTPL | Weighted average | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	483
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.19%	0.07%
Other financial assets at FVTPL | Minimum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.04%	1.44%
Other financial assets at FVTPL | Maximum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 6,024	£ 5,851
Financial assets at FVOCI | Loans and advances to customers
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	0	18
Financial assets at FVOCI | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 0	£ 18
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Financial assets at FVOCI | Weighted average | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.48%	0.04%
Financial assets at FVOCI | Minimum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.40%	0.15%
Financial assets at FVOCI | Maximum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.48%	0.19%